CORPORATE AND SUBSIDIARY BORROWINGS	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
CORPORATE AND SUBSIDIARY BORROWINGS	CORPORATE AND SUBSIDIARY BORROWINGS
Corporate Borrowings
The Company has bilateral revolving credit facilities backed by third-party financial institutions, which bear interest at the specified SOFR, Prime, or bankers’ acceptance rate plus a spread. As of June 30, 2025, the total available amount on the credit facilities was $1.3 billion (December 31, 2024 – $1.2 billion). These credit facilities mature in June 2030. As of June 30, 2025, $348 million was drawn on the bilateral credit facilities (December 31, 2024 – $17 million).
The Company has a $1.0 billion 364-day revolving credit facility, for the purpose of temporarily warehousing investments that will ultimately be transferred into its insurance investment portfolios in the near term. The facility borrowings are generally secured by the underlying investments related to the credit facility drawings. As of June 30, 2025, the facility had $836 million of borrowings outstanding, maturing in October 2025 (December 31, 2024 – $755 million). The Company pledged investments totaling $851 million as collateral as of June 30, 2025, consisting of $461 million of investment funds and $390 million of real estate partnerships. As of December 31, 2024, investments totaling $653 million were pledged as collateral consisting of $67 million of private loans, $183 million of investment funds, $19 million of cash and cash equivalents and $384 million of real estate partnerships.
The weighted average interest rates on outstanding corporate borrowings that mature within one year are 6.16% and 6.22% as of June 30, 2025 and December 31, 2024, respectively.
Subsidiary Borrowings
Subsidiary borrowings of $3.3 billion relate to debt issued at ANGI and Argo. $1.1 billion matures in 2027, $600 million matures in 2029, and the remaining $1.7 billion matures between 2032 and 2047. Subsidiary borrowings consist of the following:
•$500 million aggregate principal amount of senior unsecured notes due June 2027 (issued in June 2017), which bear interest at a fixed rate of 5.0%, payable semi-annually;
•$600 million aggregate principal amount of senior unsecured notes due October 2029 (issued in October 2024), which bear interest at a fixed rate of 5.75%, payable semi-annually;
•$500 million aggregate principal amount of senior unsecured notes due June 2032 (issued in June 2022), which bear interest at a fixed rate of 6.14%, payable semi-annually;
•$700 million aggregate principal amount of senior unsecured notes due July 2035 (issued in June 2025), which bear interest at a fixed rate of 6.0% payable semi-annually;
•$144 million aggregate principal amount of senior unsecured notes due September 2042 (issued in September 2012), which bear interest at a fixed rate of 6.5%, payable quarterly;
•$600 million principal amount of a term loan maturing in May 2027 (entered into in May 2024), which bear interest tied to SOFR plus a spread, payable quarterly;
•$265 million aggregate principal amount of series of junior subordinated debentures due between May 2033 and September 2037 (issued to its wholly-owned subsidiary trusts that are not consolidated), which bear interest tied to SOFR plus a spread, payable quarterly; and
•$100 million aggregate principal amount of subordinated debentures due June 2047 (issued to its wholly-owned subsidiary trust that is not consolidated), which bear interest at a fixed rate of 5.0%, payable quarterly.
The above noted facilities require the Company and its subsidiaries to maintain minimum net worth covenants. As of June 30, 2025 and December 31, 2024, the Company was in compliance with its financial covenants.
The following is the maturity by year on corporate and subsidiary borrowings:

	Payments due by year
AS OF JUN. 30, 2025 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,184	—	836	—	—	—	348	—
Subsidiary borrowings	$3,327	(81)	—	1,100	—	—	600	1,708

	Payments due by year
AS OF DEC. 31, 2024 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,022	—	1,005	—	—	—	17	—
Subsidiary borrowings	$3,329	(79)	—	—	1,800	—	600	1,008
Brookfield Credit Agreement
The Company also has a credit facility with Brookfield maturing in June 2026 that, as of June 30, 2025, permitted borrowings of up to $400 million under the Brookfield Credit Agreement. As of June 30, 2025 and December 31, 2024, there were no amounts drawn on the facility.